MERRILL LYNCH
GLOBAL
CONVERTIBLE
FUND, INC.







FUND LOGO







Quarterly Report

January 31, 1996





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Convertible
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011






MERRILL LYNCH GLOBAL CONVERTIBLE FUND, INC.


Officers and
Directors

Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
Harry E. Dewdney, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
State Street Bank & Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863





TO OUR SHAREHOLDERS

The US equity market began the new year with a sharp but rather brief selloff after closing 1995 with excellent performance. As January progressed, it became evident that the strong buying sentiment still prevailed. The Dow Jones Industrial Average closed up 5.44%, certainly a very good start for 1996 and portending an up year, based on past statistics. The US economy seems to be in a slow-growth mode and the Federal budget crisis remains unresolved. However, the liquidity factor continues to attract assets to the stock market. Since we are in a Presidential election year, events seem to appear favorable for further gains, albeit with some corrections along the way.

The US bond market remained steady as the Federal Reserve Board continued to ease interest rates as evidenced by the 25 basis point (0.25%) cut in the discount rate on January 31, 1996. The outlook on inflation and sluggish economic growth appear to balance the Federal budget concerns and seem to indicate that interest rates will not rise, especially in an election year.

Abroad, European central banks have been lowering interest rates in response to a continued economic slowdown and easing inflationary pressures. European equity markets generally were quite firm in January and in the case of France and Germany, exceeded the equity return in the United States. In Asia, Hong Kong has surged since the end of 1995 with the Hang Seng Stock Index up almost 13% for the first month of 1996. The Japanese equity market has also improved after a sluggish 1995. In general, we expect world markets to perform quite well in the new year, especially dollar-related markets in Asia.

The US dollar was rather firm during January, with positive gains against the Japanese yen. Japan's trade data for December indicate that the trade imbalance between the United States and Japan is correcting. Japan's overall trade surplus eased by 16% on a year-to-year basis and its surplus fell by 36%, which is rather encouraging for the US dollar.

Portfolio Strategy
During the quarter ended January 31, 1996, our asset allocation remained constant with 38% of our holdings in companies based outside of the United States. Of this, 80% was in dollar-denominated issues, reducing our currency exposure to a degree. Our largest non-US position is still in Japan, at 15.5% of net assets. As we mentioned, the Japanese equity market has started to improve as the government stimulates the economy. Our holdings in France, the United Kingdom, Hong Kong, Canada and Holland also have benefited from better markets this year. The Fund's net assets fell rom approximately $90 million on October 31, 1995 to approximately $69 million at January quarter-end. This shift allowed us to sell holdings across a broad spectrum of our portfolio at rather high prices and also provided an opportunity for us to adjust portfolio holdings as we saw fit.

General market conditions both in the United States and other world markets have been quite good for our Fund, and our performance reflects this. Non-US markets so far in 1996 have kept pace or exceeded returns in the United States, and we expect this trend to continue. We will be monitoring all world markets to seek to take advantage of situations as they develop to seek to enhance the Fund's total return potential.

In Conclusion
We thank you for your ongoing interest in Merrill Lynch Global
Convertible Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President

(Harry E. Dewdney)
Harry E. Dewdney
Vice President and
Portfolio Manager




February 27, 1996





PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





PERFORMANCE DATA (continued)

Recent
Performance
Results*
                                                                                                     12 Month      3 Month
                                                                 1/31/96     10/31/95     1/31/95    % Change      % Change
ML Global Convertible Fund, Inc. Class A Shares*                  $10.50       $10.71       $10.21     + 2.84%       - 1.96%
ML Global Convertible Fund, Inc. Class B Shares*                   10.57        10.77        10.26     + 3.02        - 1.86
ML Global Convertible Fund, Inc. Class C Shares*                   10.55        10.75        10.24     + 3.03        - 1.86
ML Global Convertible Fund, Inc. Class D Shares*                   10.51        10.72        10.22     + 2.84        - 1.96
ML Global Convertible Fund, Inc. Class A Shares-Total Return*                                          +15.96(1)     + 6.86(2)
ML Global Convertible Fund, Inc. Class B Shares-Total Return*                                          +14.66(3)     + 6.55(4)
ML Global Convertible Fund, Inc. Class C Shares-Total Return*                                          +14.69(5)     + 6.51(6)
ML Global Convertible Fund, Inc. Class D Shares-Total Return*                                          +15.64(7)     + 6.77(8)
Dow Jones Industrial Average**                                  5,395.30     4,755.48     3,843.86     +40.36        +13.45
S&P 500 Index**                                                   636.02       581.50       470.42     +35.20        + 9.38
Japan Nikkei Dow Jones 225**                                   20,812.74    17,654.64    18,649.82     +11.60        +17.89
London Financial Times Index**                                  3,759.30     3,529.10     2,991.60     +25.66        + 6.52

  *Investment results shown do not reflect any sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based Index comprised of common stocks.
(1)Percent change includes reinvestment of $1.280 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.911 per share ordinary income dividends.
(3)Percent change includes reinvestment of $1.146 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.875 per share ordinary income dividends.
(5)Percent change includes reinvestment of $1.146 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.869 per share ordinary income dividends.
(7)Percent change includes reinvestment of $1.252 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.903 per share ordinary income dividends.

Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/95                       +12.54%         +6.63%
Five Years Ended 12/31/95                 +10.84          +9.65
Inception (11/4/88) through 12/31/95      + 7.28          +6.48

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/95                       +11.30%         +7.30%
Five Years Ended 12/31/95                 + 9.69          +9.69
Inception (2/26/88) through 12/31/95      + 5.90          +5.90

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/95                       +11.43%        +10.43%
Inception (10/21/94) through 12/31/95     + 7.61         + 7.61

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/95                       +12.34%         +6.44%
Inception (10/21/94) through 12/31/95     + 8.59          +3.80

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Performance
Summary--
Class A Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
11/4/88--12/31/88         $ 9.97      $ 9.76              $0.173                $0.101           + 0.68%
1989                        9.76        9.50               0.431                 0.483           + 6.83
1990                        9.50        8.20               0.047                 0.497           - 8.07
1991                        8.20        9.06               0.151                 0.382           +17.22
1992                        9.06        9.67               0.123                 0.267           +11.12
1993                        9.67       10.68               0.081                 0.327           +14.74
1994                       10.68       10.29               0.029                 0.304           - 0.54
1995                       10.29       10.27                --                   1.280           +12.54
1/1/96--1/31/96            10.27       10.50                --                    --             + 2.24
                                                          ------                ------
                                                    Total $1.035          Total $3.641

                                                          Cumulative total return as of 1/31/96: +69.09%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.

Performance
Summary--
Class B Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
2/26/88--12/31/88         $10.00      $ 9.77              $0.173                $0.313           + 2.63%
1989                        9.77        9.51               0.431                 0.376           + 5.68
1990                        9.51        8.25               0.047                 0.373           - 8.94
1991                        8.25        9.12               0.151                 0.284           +15.99
1992                        9.12        9.74               0.123                 0.166           + 9.99
1993                        9.74       10.74               0.081                 0.228           +13.48
1994                       10.74       10.35               0.029                 0.205           - 1.45
1995                       10.35       10.35                --                   1.146           +11.30
1/1/96--1/31/96            10.35       10.57                --                    --             + 2.13
                                                          ------                ------
                                                    Total $1.035          Total $3.091

                                                          Cumulative total return as of 1/31/96: +60.17%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




PERFORMANCE DATA (concluded)


Performance
Summary--
Class C Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
10/21/94--12/31/94        $10.74      $10.33              $0.029                $0.162           - 2.03%
1995                       10.33       10.34                --                   1.146           +11.43
1/1/96--1/31/96            10.34       10.55                --                    --             + 2.03
                                                          ------                ------
                                                    Total $0.029          Total $1.308

                                                          Cumulative total return as of 1/31/96: +11.38%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Performance
Summary--
Class D Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed          Dividends Paid*     % Change**
10/21/94--12/31/94        $10.69      $10.30              $0.029                $0.170           - 1.78%
1995                       10.30       10.29                --                   1.252           +12.34
1/1/96--1/31/96            10.29       10.51                --                    --             + 2.14
                                                          ------                ------
                                                    Total $0.029          Total $1.422

                                                          Cumulative total return as of 1/31/96: +12.70%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.




SCHEDULE OF INVESTMENTS                                                                                        (in US dollars)
LATIN                                Shares                                                                         Percent of
AMERICA      Industries               Held                Common Stocks                     Cost           Value    Net Assets
Mexico       Utilities--              20,000  Telefonos de Mexico, S.A. de C.V.
             Communications                   (TELMEX) (ADR)(a)                         $   756,200      $   677,500    0.99%

                                              Total Investments in Latin American
                                              Securities                                    756,200          677,500    0.99


NORTH
AMERICA


United       Food/Beverage/           30,531  ConAgra Inc.                                  998,025        1,400,610    2.04
States       Tobacco & Household

             Metals & Mining          10,000  WHX Corp.                                     179,350          136,250    0.20

             Retail Stores            70,741  Home Depot, Inc.                            3,249,362        3,254,086    4.74

                                              Total Investments in United States
                                              Common Stocks                               4,426,737        4,790,946    6.98


                                                  Convertible Preferred Stocks


Canada       Oil & Gas                25,000  Occidental Petroleum Corp., Pfd.,
             Producers                        Series A                                    1,371,600        1,518,750    2.21

                                              Total Investments in Canadian
                                              Convertible Preferred Stocks                1,371,600        1,518,750    2.21


United       Data Processing          20,000  UNISYS Corp., $3.75 Pfd., Series A          1,233,875          692,500    1.01
States
             Insurance                25,000  American General Corp., Pfd.                1,306,729        1,393,750    2.03
                                      25,000  St. Paul Companies, Inc., Pfd.              1,307,892        1,468,750    2.14
                                                                                        -----------      -----------  -------
                                                                                          2,614,621        2,862,500    4.17

             Metals & Mining          50,000  USX Corp., $3.25 Pfd.                       2,413,750        2,525,000    3.68
                                      35,500  WHX Corp., Pfd.                             1,630,980        1,792,750    2.61
                                      20,000  WHX Corp., Pfd., Series B                   1,000,150          960,000    1.40
                                                                                        -----------      -----------  -------
                                                                                          5,044,880        5,277,750    7.69

             Real Estate              50,000  Merry Land & Investment
             Investment Trust                 Company, Inc., Pfd.                         1,261,637        1,493,750    2.18

                                              Total Investments in United States
                                              Convertible Preferred Stocks               10,155,013       10,326,500   15.05

                                     Face
                                    Amount              Convertible Bonds


United       Automobile      US$   2,000,000  The Pep Boys--Manny, Moe & Jack, 4%
States       Parts                            due 9/01/1999                               1,931,875        1,880,000    2.74

             Building &            2,000,000  Masco Corp., 5.25% due 2/15/2012            1,765,500        1,940,000    2.83
             Construction

             Chemicals             1,400,000  Ashland Oil Inc., 6.75% due 7/01/2014       1,379,000        1,414,000    2.06

             Computer Services       500,000  Cray Research, Inc., 6.125% due
                                              2/01/2011                                     510,000          410,000    0.60

             Environmental         2,000,000  Browning-Ferris Industries, Inc.,
             Control                          6.25% due 8/15/2012                         2,013,750        1,980,000    2.88

             Industrial            2,000,000  Rouse Co., 5.75% due 7/23/2002              1,699,000        1,940,000    2.83

             Insurance             2,000,000  Aegon N.V., 4.75% due 11/01/2004            2,420,250        2,925,000    4.26

             Machine               1,500,000  Cooper Industries, Inc., 7.05%

             Diversified                      due 1/01/2015                               1,538,750        1,560,000    2.27

             Metals & Mining       1,000,000  USX Corp., 7% due 6/15/2017                   913,500          957,500    1.39

             Natural Gas           2,200,000  Consolidated Natural Gas Co., 7.25%
                                              due 12/15/2015                              2,198,250        2,288,000    3.33

             Oil & Related         2,000,000  Pennzoil Co., 4.75% due 10/01/2003          1,904,250        2,050,000    2.99

             Transportation        1,200,000  Alaska Air Group, Inc., 6.50% due
                                              6/15/2005                                   1,247,250        1,312,500    1.91

                                              Total Investments in United States
                                              Convertible Bonds                          19,521,375       20,657,000   30.09


                                              Total Investments in North American
                                              Securities                                 35,474,725       37,293,196   54.33

SCHEDULE OF INVESTMENTS (continued)                                                                            (in US dollars)
PACIFIC                              Shares                                                                         Percent of
BASIN        Industries               Held                Common Stocks                     Cost           Value    Net Assets
Hong Kong    Utilities--              70,000  Shandong Huaneng Power Company Ltd.
             Electric                         (ADR)(a)                                  $   704,200      $   612,500    0.89%

                                              Total Investments in Hong Kong
                                              Common Stocks                                 704,200          612,500    0.89


Japan        Financial                10,000  Daiwa Securities Co., Ltd.                    109,055          149,687    0.22
             Services                 10,000  Nikko Securities Co., Ltd.                     91,790          123,491    0.18
                                      10,000  Yamaichi Securities Co., Ltd.                  94,005           77,182    0.11
                                                                                        -----------      -----------  -------
                                                                                            294,850          350,360    0.51

             Machinery                20,000  Shimadzu Corp.                                156,900          119,749    0.17

             Trading                  50,000  Marubeni Corp.                                241,883          264,290    0.39

                                              Total Investments in Japanese
                                              Common Stocks                                 693,633          734,399    1.07


                                     Face
                                    Amount            Convertible Bonds


Hong Kong    Food &          US$   2,000,000  Dairy Farms International Holdings
             Beverage                         Ltd., 6.50% due 5/10/2049                   1,977,000        1,730,000    2.52

             Real Estate           2,500,000  Wharf Capital Ltd., 5% due 7/15/2000        2,655,000        3,056,250    4.45

                                              Total Investments in Hong Kong
                                              Convertible Bonds                           4,632,000        4,786,250    6.97


Japan        Auto &          YEN  50,000,000  No. 2 Toyota Motor Corp., 1.20% due
             Truck                            1/28/1998                                     572,731          562,260    0.82

             Chemicals           100,000,000  No. 6 Sumitomo Chemical Co., 1.20%
                                              due 9/29/2006                               1,042,946        1,057,162    1.54

             Electronics          30,000,000  No. 3 Matsushita Electric Industrial
                                              Co., 1.40% due 9/30/1996                      362,443          342,408    0.50
                                  50,000,000  No. 5 Matsushita Electric Industrial
                                              Co., 1.30% due 3/29/2002                      513,387          532,791    0.78
                                  50,000,000  No. 11 Sharp Corp., 1.50% due 9/30/1998       551,096          528,581    0.77
                                                                                        -----------      -----------  -------
                                                                                          1,426,926        1,403,780    2.05

             Food & Beverage     100,000,000  No. 9 Asahi Breweries, Ltd., 0.95%
                                              due 12/26/2002                              1,114,675          991,674    1.44
                                  50,000,000  No. 1 Sanyo Coca-Cola Bottling,
                                              Inc., 0.90% due 6/30/2003                     522,384          470,577    0.69
                                  50,000,000  No. 3 Sapporo Breweries, Ltd., 1.20%
                                              due 12/18/2009                                525,379          477,594    0.70
                                                                                        -----------      -----------  -------
                                                                                          2,162,438        1,939,845    2.83

             Industrial           70,000,000  No. 3 Sony Corp., 1.40% due 9/30/2003         832,971          805,501    1.17

             Leisure              50,000,000  No. 5 Canon Co., 1% due 12/20/2002            639,008          636,168    0.93

             Machinery           100,000,000  No. 8 Matsushita Electric Works,
                                              Ltd., 2.70% due 5/31/2002                   1,228,409        1,169,426    1.70
                                  30,000,000  No. 2 Nippondenso Co., Ltd., 1.20%
                                              due 12/26/1997                                337,449          321,358    0.47
                                                                                        -----------      -----------  -------
                                                                                          1,565,858        1,490,784    2.17

             Retail Stores        50,000,000  No. 1 Taiyo Company Ltd., 2.50% due
                                              2/28/2002                                     594,601          486,014    0.71

             Transportation       50,000,000  No. 6 Keihan Electric Railway Co.,
                                              Ltd., 1% due 3/31/2003                        539,009          465,900    0.68
                                  50,000,000  No. 1 Nankai Electric Railway Co.,
                                              Ltd., 2.70% due 3/30/2001                     593,306          512,677    0.74
                                  50,000,000  No. 6 Yamato Transport Co., Ltd.,
                                              1.70% due 9/30/2002                           539,151          541,211    0.79
                                                                                        -----------      -----------  -------
                                                                                          1,671,466        1,519,788    2.21

                                              Total Investments in Japanese
                                              Convertible Bonds                          10,508,945        9,901,302   14.43


                                              Total Investments in Pacific Basin
                                              Securities                                 16,538,778       16,034,451   23.36


WESTERN                           Shares
EUROPE                             Held                 Common Stocks


United       Business                 71,944  Cordiant PLC (Ordinary)                       170,504          115,697    0.17
Kingdom      Services

                                              Total Investments in United Kingdom
                                              Common Stocks                                 170,504          115,697    0.17


                                       Face
                                      Amount          Convertible Bonds

France       Auto & Truck    Ffr      10,000  Peugeot S.A., 2% due 1/01/2001 (Units)      1,851,331        2,024,038    2.95

             Leisure               4,200,000  Euro Disney SCA, 6.75% due 10/01/2001         686,298          810,398    1.18

             Pharmaceuticals           7,000  Sanofi S.A., 4% due 1/01/2000 (Units)         498,434          531,652    0.77

                                              Total Investments in French
                                              Convertible Bonds                           3,036,063        3,366,088    4.90


United       Business        Pound 1,000,000  Hanson Trust PLC, 9.50% due 1/31/2006       1,651,296        1,525,100    2.23
Kingdom      Services        Sterling

             Food &          Pound   500,000  Allied-Lyons PLC, 6.75% due 7/07/2008         858,247          749,337    1.09
             Beverage        Sterling
                             US$   1,500,000  Grand Metropolitan PLC, 6.50% due
                                              1/31/2000                                   1,612,500        1,710,000    2.49
                             Pound   550,000  Northern Foods PLC, 6.75% due
                             Sterling         8/08/2008                                     867,775          714,230    1.04
                                                                                        -----------      -----------  -------
                                                                                          3,338,522        3,173,567    4.62

                                              Total Investments in United Kingdom
                                              Convertible Bonds                           4,989,818        4,698,667    6.85


                                              Total Investments in Western
                                              European Securities                         8,196,385        8,180,452   11.92



SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
SHORT-TERM                            Face                                                                          Percent of
SECURITIES                           Amount                   Issue                         Cost           Value    Net Assets
             Commercial       US$  3,011,000  General Electric Capital Corp.,
             Paper*                           5.90% due 2/01/1996                       $ 3,011,000      $ 3,011,000    4.39%

             US Government &       2,000,000  US Treasury Bills, 4.88% due 2/01/1996      2,000,000        2,000,000    2.91
             Agency
             Obligations*

                                              Total Investments in Short-Term
                                              Securities                                  5,011,000        5,011,000    7.30

             Total Investments                                                          $65,977,088       67,196,599   97.90
                                                                                        ===========
             Other Assets Less Liabilities                                                                 1,439,775    2.10
                                                                                                         -----------  -------
             Net Assets                                                                                  $68,636,374  100.00%
                                                                                                         ===========  =======
             Net Asset        Class A--Based on net assets of $15,120,581 and
             Value:                    1,440,417 shares outstanding                                      $     10.50
                                                                                                         ===========
                              Class B--Based on net assets of $47,109,117 and
                                       4,457,240 shares outstanding                                      $     10.57
                                                                                                         ===========
                              Class C--Based on net assets of $3,404,093 and
                                       322,531 shares outstanding                                        $     10.55
                                                                                                         ===========
                              Class D--Based on net assets of $3,002,583 and
                                       285,663 shares outstanding                                        $     10.51
                                                                                                         ===========


          (a)American Depositary Receipts (ADR).
            *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.